Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 1		$ 0
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 2		1,885,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 3		0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 4		0.24
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 5		1,885,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 6		0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 7		668,728
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 8		0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 9		0.24
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 1	0
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 2	1,885,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 3	0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 4	0.24
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 5	1,885,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 6	0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 7	1,305,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 8	0.93
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 9	0.50
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 10	3,190,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 11	0.53
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 12	2,171,820
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 13	0.63
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 14	0.30
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 15	$ 668,728
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 16	0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 17	0.24